Note 7 - Commitments (Details Textual)	Mar. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($) ft²
Area of Real Estate Property | ft²	8,400	8,400
Operating Leases, Future Minimum Payments Due	$ 113,995	$ 151,993
Unrecorded Unconditional Purchase Obligation	$ 225,159	$ 305,371